Taxation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Taxation
Taxation
12.	Taxation

The Group recognized income tax expense in the amount of 752, major part of which relates to the income tax expense of Nexters Global Ltd 764 and Nexters Online (43) (184 for the three months ended March 31, 2021, major part of which related to the income tax expense of Nexters Global Ltd).

In accordance with the Cypriot tax rules the companies shall use their financial reporting in accordance with IFRS as tax records with certain insignificant exceptions. As a result, the Group has no material temporary differences between the tax and accounting bases of assets and liabilities and consequently no material deferred tax effect. Under certain conditions interest income of 99 (0 for the three months ended March 31, 2021) may be subject to defense contribution at the rate of 30%. In such cases this interest will be exempt from corporation tax. In certain cases, dividends received from abroad may be subject to defense contribution at the rate of 17%.

The applicable tax rate used for reconciliation is 12.5% for Cyprus companies and between 0% and 20% for Russian entities.

(a)Cyprus IP box regime

In 2012, the government of Cyprus introduced a regime applicable to Intellectual Property (IP) (the ‘Old IP Regime’). The provisions of the Old IP regime allow for an 80% deemed deduction on royalty income and capital gains upon disposal of IP, owned by Cypriot resident companies (net of any direct expenses and amortization provisions over a 5-year period), bringing the effective tax rate on eligible IP income down to 2.5%.

In 2016, the House of Representatives passed amendments to the Income Tax Law (the ‘New IP Regime’) in order to align the current Cyprus IP tax legislation with the provisions of Action 5 of the OECD’s Base Erosion and Profit Shifting (BEPS) project. The amendments apply retroactively, as from July 1, 2016, but according to transitional arrangements, companies benefiting from the Old IP Regime could continue to apply its provisions until June 30, 2021, as long as the IP assets either generated income or their development was completed as at June 30, 2016. Therefore, the Group continued to benefit from the Old IP Regime up to June 30, 2021.

As of July 1, 2021, the Group applies the provisions of the New IP Regime, which are based on the nexus approach. According to the nexus approach, for an intangible asset to qualify for the benefits of the regime, there needs to be a direct link between the qualifying income and the qualifying expenses contributing to that income. An amount equal to 80% of the qualifying profits earned from qualifying intangible assets are excluded from the taxable profit, bringing the effective tax rate on eligible IP income down up to 2.5%.
Under both the Old and the New IP Regimes, in case a loss arises instead of profit, the amount of loss that can be set off is limited to 20%. The respective tax loss can be carried forward and utilized for the period of 5 years. Ending of the Old IP Box regime on June 30, 2021 and transition to the New IP Regime does not affect the amounts of current or deferred income taxes recognized at December 31, 2021, nor is it expected to increase the Group’s future current tax charge significantly.

(b)Reconciliation of effective tax rate

The reconciliation of the effective tax rate to a statutory tax rate is presented in a table below:

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Profit/(loss) before income tax	24,163	(11,603)
Tax calculated at the applicable tax rates	(3,008)	1,461
Effect of different tax rates in other countries	(81)	12
Tax effect of non-taxable income net of non-deductible expenses	590	(120)
Tax effect of deductions under special tax regimes	1,808	(1,118)
Tax effect of tax losses brought forward	611	(220)
Tax effect of loss for the year	(467)	—
Overseas tax in excess of credit claim used during the period	(205)	(199)
Income tax expense	(752)	(184)

(c)Uncertainty over the income tax treatment and unrecognized deferred tax asset

Starting from January 1, 2019 the Company has changed its tax reporting principles, judgements and estimates in a few areas including, among others, revenue recognition for in-game purchases and software development costs, which resulted in a substantial amount of revenues related to in-game purchases made by Group’s consumers in 2019 being deferred to 2020 and beyond (see Note 22 for details). As a consequence, the Company has booked a substantial tax loss in 2019, 2020 and 2021.

These new principles and estimates in respect of the tax records have not yet been assessed or approved by the tax authorities, therefore we have no assurance as to whether they will be accepted by the relevant tax authorities. There also can be no assurance that the accounting treatment of certain transactions under IFRS as accepted by the Company like share-based payments, indirect taxes etc. will not be challenged by the relevant tax authorities. The Company has not recognized any tax expense in respect of these uncertainties as it believes that its tax records are in compliance with the existing laws and regulations and that its accruals for tax liabilities are sufficient and adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

Overseas tax in excess of credit claims used during the year represents withholding income tax charges imposed in respect of the Group’s bookings in certain jurisdictions where the Group’s customers are located.

Tax losses may be carried forward for five years. Group companies may deduct losses against profits arising during the same tax year. As at March 31, 2022 the Group did not recognize a deferred tax asset of 1,129 resulting from the tax losses reported in 2019, 2021 and the first quarter of 2022 because of the uncertainties described above (as at December 31, 2021:1,273). Tax losses for which no deferred tax asset was recognized expire in 2026 and 2027.

(d)Tax risks accrued

A portion of the tax liability represents the corporate income tax risks of Lightmap Ltd in the amount of 1,662 (see Note 3). The rest is represented mainly by the withholding taxes related to the corporate income tax, such as withholding tax in Brazil and Taiwan.

13.   Taxation

The Group recognized income tax expense in the amount of 1,127 comprised of the income tax in Nexters Global Ltd 1,016, Nexters Online LLC and Nexters Studio LLC 56 and 55 respectively (862 in 2020, comprised of the income tax in Nexters Global Ltd of 844 due to the error described in Note 4 and the income tax in Flow Research S.L. in the amount of 18, 7 in 2019).

In accordance with the Cypriot tax rules the companies shall use their financial reporting in accordance with IFRS as tax records with certain insignificant exceptions. As a result, the Group has no material temporary differences between the tax and accounting bases of assets and liabilities and consequently no material deferred tax effect. Under certain conditions interest income of 0 (7 for 2020, 12 for 2019) may be subject to defense contribution at the rate of 30%. In such cases this interest will be exempt from corporation tax. In certain cases, dividends received from abroad may be subject to defense contribution at the rate of 17%.

The applicable tax rate used for reconciliation is 12.5%.

(a)Cyprus IP box regime

In 2012, the government of Cyprus introduced a regime applicable to Intellectual Property (IP). The provisions of the IP regime allow for an 80% deemed deduction on royalty income and capital gains upon disposal of IP, owned by Cypriot resident companies (net of any direct expenses and amortization provisions over a 5-year period). Companies benefiting from the IP regime may continue to apply its provisions until June 30, 2021, as long as the IP assets either generated income or their development was completed as at June 30, 2016. The effective tax rate on eligible IP income could be as low as 2.5%. In case a loss arises instead of profit, the amount of loss that can be set off is limited to 20%. The respective tax loss can be carried forward and utilized for the period of 5 years. Ending of the IP Box regime on June 30, 2021 does not affect the amounts of current or deferred income taxes recognized at December 31, 2021. However, this change will increase the Group’s future current tax charge accordingly.

(b)Reconciliation of effective tax rate

The reconciliation of the effective tax rate to a statutory tax rate is presented in a table below:

	2021	2020	2019
(Loss)/income before income tax	(116,317)	111	(35,519)
Tax calculated at the applicable tax rates	14,545	(15)	4,440
Effect of different tax rates in other countries	82	(9)	(5)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(14,665)	401	906
Tax effect of deductions under special tax regimes	169	(624)	(4,126)
Tax effect of tax losses brought forward	395	230	(1,220)
Tax effect of loss for the year for which no deferred tax asset is recognized	(637)	—	—
Overseas tax in excess of credit claim used during the period	(1,016)	(845)	(2)
Income tax expense	(1,127)	(862)	(7)

(c)Uncertainty over the income tax treatment and unrecognized deferred tax asset

Starting from January 1, 2019 the Company has changed its tax reporting principles, judgements and estimates in a few areas including, among others, revenue recognition for in-game purchases and software development costs, which resulted in a substantial amount of revenues related to in-game purchases made by Group’s consumers in 2019 being deferred to 2020 and beyond (see Notes 4 and 25 for details). As a consequence, the Company has booked a substantial tax loss in 2019 as opposed to moderate profits recorded in the prior periods and in 2020 and 2021.

These new principles and estimates in respect of the tax records have not yet been assessed or approved by the tax authorities, therefore we have no assurance as to whether they will be accepted by the relevant tax authorities. There also can be no assurance that the accounting treatment of certain transactions under IFRS as accepted by the Company like share-based payments, indirect taxes etc. will not be challenged by the relevant tax authorities. The Company has not recognized any tax expense in respect of these uncertainties as it believes that its tax records are in compliance with the existing laws and regulations and that its accruals for tax liabilities are sufficient and adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

Overseas tax in excess of credit claims used during the year represents withholding income tax charges imposed in respect of the Group’s bookings in certain jurisdictions where the Group’s customers are located.

Tax losses may be carried forward for five years. Group companies may deduct losses against profits arising during the same tax year. As at December 31, 2021 the Group did not recognize a deferred tax asset of 1,273 resulting from the tax losses reported in 2019 and 2021 because of the uncertainties described above (2020: 1, 031, 2019: 1,220). Tax losses for which no deferred tax asset was recognized expire in 2024 and 2026.